Summary of Significant Accounting Policies (Details) - Schedule of diluted per share - Nukkleus Inc.[Member] - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Schedule of diluted per share [Abstract]
Stock options	4,350,000	5,850,000	5,850,000	5,850,000	5,850,000	1,000,000
Convertible preferred stock						1,250,000
Potentially dilutive securities	4,350,000	5,850,000	5,850,000	5,850,000	5,850,000	2,250,000